Leases - Lease Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Additions	$ 527
Depreciation	(259)
Derecognitions	(6)
Foreign exchange adjustments and other	(12)
Lease assets, ending balance	1,789
Product transportation and storage
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Additions	452
Depreciation	(106)
Derecognitions	0
Foreign exchange adjustments and other	(3)
Lease assets, ending balance	1,166
Field equipment and power
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Additions	43
Depreciation	(54)
Derecognitions	(6)
Foreign exchange adjustments and other	2
Lease assets, ending balance	317
Offshore vessels and equipment
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Additions	12
Depreciation	(72)
Derecognitions	0
Foreign exchange adjustments and other	(10)
Lease assets, ending balance	182
Office leases and other
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Additions	20
Depreciation	(27)
Derecognitions	0
Foreign exchange adjustments and other	(1)
Lease assets, ending balance	$ 124